MFS VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of MFS Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the MFS Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Growth Fund: Class A (MEG)

MFS(R) Corporate Bond Fund: Class A (MFB)

MFS High Income Fund: Class A (MFH)

MFS(R) Research Fund: Class A (MFR)

Massachusetts Investors Growth Stock Fund: Class A (MIG)

Massachusetts Investors Trust Fund: Class A (MIT)

MFS U.S. Government Money Market Fund (MMM)

MFS Income Fund - Class A (MSI)

MFS(R) Total Return Fund: Class A (MTR)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

3

MFS VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MEG	26,633	$2,009,687	$4,797,870	$233	$4,798,103	$-	$4,798,103	$4,777,443	$20,660	$4,798,103
MFB	261,238	3,677,838	3,842,806	112	3,842,918	-	3,842,918	3,834,030	8,888	3,842,918
MFH	868,538	2,911,635	2,961,714	232	2,961,946	-	2,961,946	2,944,316	17,630	2,961,946
MFR	143,068	5,704,249	8,645,607	-	8,645,607	691	8,644,916	8,548,304	96,612	8,644,916
MIG	1,003,739	28,042,228	42,809,470	5,213	42,814,683	-	42,814,683	42,492,146	322,537	42,814,683
MIT	213,456	6,491,030	8,894,722	278	8,895,000	-	8,895,000	8,879,475	15,525	8,895,000
MMM	2,095,526	2,095,526	2,095,526	-	2,095,526	28	2,095,498	2,095,498	-	2,095,498
MSI	173,003	1,157,250	1,204,098	79	1,204,177	-	1,204,177	1,201,022	3,155	1,204,177
MTR	517,559	9,562,083	11,122,350	778	11,123,128	-	11,123,128	11,022,084	101,044	11,123,128
SAM	810,374	810,374	810,374	-	810,374	10	810,364	810,364	-	810,364

Total (unaudited)			$87,184,537	$6,925	$87,191,462	$729	$87,190,733	$86,604,682	$586,051	$87,190,733

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	MEG	MFB	MFH	MFR	MIG	MIT	MMM
Reinvested dividends	$566,046	-	99,376	139,852	26,453	70,332	55,297	-
Mortality and expense risk charges (note 2)	(1,105,720)	(60,765)	(53,493)	(42,539)	(109,467)	(534,585)	(112,861)	(27,140)

Net investment income (loss)	(539,674)	(60,765)	45,883	97,313	(83,014)	(464,253)	(57,564)	(27,140)

Realized gain (loss) on investments	6,277,185	464,707	48,479	(13,575)	668,647	4,003,691	676,736	-
Change in unrealized gain (loss) on investments	2,729,497	368,066	(330,820)	(26,473)	709,824	1,324,446	631,733	-

Net gain (loss) on investments	9,006,682	832,773	(282,341)	(40,048)	1,378,471	5,328,137	1,308,469	-

Reinvested capital gains	6,196,603	141,962	115,640	-	431,539	4,104,254	669,384	227

Net increase (decrease) in contract owners’ equity resulting from operations	$14,663,611	913,970	(120,818)	57,265	1,726,996	8,968,138	1,920,289	(26,913)

Investment Activity*:	MSI	MTR	SAM
Reinvested dividends	$28,100	146,636	-
Mortality and expense risk charges (note 2)	(16,390)	(140,419)	(8,061)

Net investment income (loss)	11,710	6,217	(8,061)

Realized gain (loss) on investments	7,692	420,808	-
Change in unrealized gain (loss) on investments	(51,474)	104,195	-

Net gain (loss) on investments	(43,782)	525,003	-

Reinvested capital gains	11,838	721,759	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,234)	1,252,979	(8,061)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		MEG		MFB		MFH
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(539,674)	(335,157)	(60,765)	(50,473)	45,883	57,541	97,313	110,630
Realized gain (loss) on investments	6,277,185	6,049,332	464,707	573,576	48,479	85,579	(13,575)	(36,073)
Change in unrealized gain (loss) on investments	2,729,497	1,406,443	368,066	329,500	(330,820)	217,807	(26,473)	18,651
Reinvested capital gains	6,196,603	3,965,876	141,962	160,310	115,640	39,346	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,663,611	11,086,494	913,970	1,012,913	(120,818)	400,273	57,265	93,208

Equity transactions:
Purchase payments received from contract owners (note 4)	3,478,212	4,825,200	132,665	38,705	18,555	235,484	39,155	118,305
Transfers between funds	-	-	8,122	(5,029)	4,061	-	(3,751)	325
Redemptions (notes 2, 3, and 4)	(12,472,876)	(13,825,206)	(584,315)	(785,905)	(398,405)	(606,537)	(480,234)	(452,005)
Adjustments to maintain reserves	(1,098)	(7,709)	372	(75)	122	78	684	414

Net equity transactions	(8,995,762)	(9,007,715)	(443,156)	(752,304)	(375,667)	(370,975)	(444,146)	(332,961)

Net change in contract owners’ equity	5,667,849	2,078,779	470,814	260,609	(496,485)	29,298	(386,881)	(239,753)
Contract owners’ equity at beginning of period	81,522,884	79,444,105	4,327,289	4,066,680	4,339,403	4,310,105	3,348,827	3,588,580

Contract owners’ equity at end of period	$87,190,733	81,522,884	4,798,103	4,327,289	3,842,918	4,339,403	2,961,946	3,348,827

CHANGE IN UNITS:
Beginning units	353,010	367,990	22,530	27,373	32,810	35,700	21,689	23,948
Units purchased	52,454	93,234	559	219	101	1,904	251	796
Units redeemed	(81,787)	(108,214)	(2,657)	(5,062)	(3,098)	(4,794)	(3,078)	(3,055)

Ending units	323,677	353,010	20,432	22,530	29,813	32,810	18,862	21,689

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MFR		MIG		MIT		MMM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(83,014)	(54,056)	(464,253)	(401,156)	(57,564)	(38,180)	(27,140)	(28,493)
Realized gain (loss) on investments	668,647	680,193	4,003,691	3,699,811	676,736	380,659	-	-
Change in unrealized gain (loss) on investments	709,824	81,084	1,324,446	891,543	631,733	276,252	-	-
Reinvested capital gains	431,539	343,459	4,104,254	2,640,219	669,384	283,009	227	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,726,996	1,050,680	8,968,138	6,830,417	1,920,289	901,740	(26,913)	(28,493)

Equity transactions:
Purchase payments received from contract owners (note 4)	121,568	156,212	644,303	1,518,488	369,123	40,115	620,741	1,165,283
Transfers between funds	(155)	4,257	(8,749)	4,077	-	-	-	-
Redemptions (notes 2, 3, and 4)	(1,059,536)	(1,119,790)	(5,697,042)	(5,915,040)	(1,394,973)	(812,498)	(1,011,819)	(888,462)
Adjustments to maintain reserves	(1,198)	(302)	1,106	3,040	2,189	(2,073)	269	(306)

Net equity transactions	(939,321)	(959,623)	(5,060,382)	(4,389,435)	(1,023,661)	(774,456)	(390,809)	276,515

Net change in contract owners’ equity	787,675	91,057	3,907,756	2,440,982	896,628	127,284	(417,722)	248,022
Contract owners’ equity at beginning of period	7,857,241	7,766,184	38,906,927	36,465,945	7,998,372	7,871,088	2,513,220	2,265,198

Contract owners’ equity at end of period	$8,644,916	7,857,241	42,814,683	38,906,927	8,895,000	7,998,372	2,095,498	2,513,220

CHANGE IN UNITS:
Beginning units	14,072	16,014	55,676	63,029	17,329	19,198	73,339	65,353
Units purchased	200	345	848	2,929	697	89	18,308	33,803
Units redeemed	(1,696)	(2,287)	(7,334)	(10,282)	(2,611)	(1,958)	(29,707)	(25,817)

Ending units	12,576	14,072	49,190	55,676	15,415	17,329	61,940	73,339

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSI		MTR		SAM
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,710	18,529	6,217	59,300	(8,061)	(8,799)
Realized gain (loss) on investments	7,692	14,333	420,808	651,254	-	-
Change in unrealized gain (loss) on investments	(51,474)	69,365	104,195	(477,759)	-	-
Reinvested capital gains	11,838	2,291	721,759	497,242	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,234)	104,518	1,252,979	730,037	(8,061)	(8,799)

Equity transactions:
Purchase payments received from contract owners (note 4)	9,475	28,852	771,778	170,742	750,849	1,353,014
Transfers between funds	-	-	472	(3,630)	-	-
Redemptions (notes 2, 3, and 4)	(95,669)	(136,466)	(1,124,559)	(2,007,570)	(626,324)	(1,100,933)
Adjustments to maintain reserves	(101)	114	193	(19)	(4,734)	(8,580)

Net equity transactions	(86,295)	(107,500)	(352,116)	(1,840,477)	119,791	243,501

Net change in contract owners’ equity	(106,529)	(2,982)	900,863	(1,110,440)	111,730	234,702
Contract owners’ equity at beginning of period	1,310,706	1,313,688	10,222,265	11,332,705	698,634	463,932

Contract owners’ equity at end of period	$1,204,177	1,310,706	11,123,128	10,222,265	810,364	698,634

CHANGE IN UNITS:
Beginning units	57,188	61,914	31,523	37,815	26,854	17,646
Units purchased	368	1,332	2,210	597	28,912	51,220
Units redeemed	(4,159)	(6,058)	(3,234)	(6,889)	(24,213)	(42,012)

Ending units	53,397	57,188	30,499	31,523	31,553	26,854

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The MFS Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Growth Fund: Class A (MEG)

MFS(R) Corporate Bond Fund: Class A (MFB)

MFS High Income Fund: Class A (MFH)

MFS(R) Research Fund: Class A (MFR)

Massachusetts Investors Growth Stock Fund: Class A (MIG)

Massachusetts Investors Trust Fund: Class A (MIT)

MFS U.S. Government Money Market Fund (MMM)

MFS Income Fund - Class A (MSI)

MFS(R) Total Return Fund: Class A (MTR)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2021.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

There were no subaccount name changes for the one-year period ended December 31, 2021.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.00% to 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.00% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Issue Charge - assessed through a redemption of units	Up to $15 assessed against initial purchase payment
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 5.00%
Sales Charge - assessed on the amount of purchase payments made to the contract	7.75%
Maximum Contingent Deferred Sales Charge Period	8 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $1,040,102 and $413,843, respectively, and total transfers from the Separate Account to the fixed account were $1,139,951 and $1,408,390, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$87,184,537	$-	$-	$87,184,537

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
MEG	$245,791	$608,100
MFB	236,934	451,191
MFH	167,798	515,326
MFR	559,322	1,148,929
MIG	4,738,879	6,160,344
MIT	1,041,179	1,455,206
MMM	606,738	1,024,728
MSI	49,231	111,878
MTR	1,618,924	1,243,252
SAM	607,749	493,628

	$9,872,545	$13,212,582

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Growth Fund: Class A (MEG)
Tax qualified spectrum
2021	1.30%	20,426	$233.82	$4,776,040	0.00%	21.73%
2020	1.30%	22,523	192.08	4,326,137	0.00%	29.59%
2019	1.30%	27,366	148.22	4,056,116	0.00%	35.57%
2018	1.30%	29,242	109.33	3,197,107	0.00%	1.00%
2017	1.30%	32,340	108.25	3,500,709	0.00%	28.85%
Non-tax qualified spectrum (81-225)
2021	1.30%	6	$233.82	$1,403	0.00%	21.73%
2020	1.30%	6	192.08	1,152	0.00%	29.59%
2019	1.30%	6	148.22	889	0.00%	35.57%
2018	1.30%	6	109.33	656	0.00%	1.00%
2017	1.30%	6	108.25	649	0.00%	28.85%
MFS(R) Corporate Bond Fund: Class A (MFB)
Tax qualified spectrum
2021	1.30%	18,212	$128.64	$2,342,679	2.44%	-2.76%
2020	1.30%	20,357	132.29	2,693,068	2.64%	9.55%
2019	1.30%	21,614	120.76	2,610,171	3.11%	12.92%
2018	1.30%	23,027	106.94	2,462,568	3.08%	-4.46%
2017	1.30%	26,200	111.94	2,932,753	3.09%	4.68%
Non-tax qualified spectrum
2021	1.30%	11,190	$128.54	$1,438,316	2.44%	-2.76%
2020	1.30%	11,973	132.18	1,582,639	2.64%	9.55%
2019	1.30%	13,545	120.66	1,634,399	3.11%	12.92%
2018	1.30%	14,501	106.86	1,549,508	3.08%	-4.46%
2017	1.30%	17,044	111.85	1,906,298	3.09%	4.68%
Non-tax qualified spectrum (81-225)
2021	1.30%	411	$129.04	$53,035	2.44%	-2.76%
2020	1.30%	480	132.70	63,696	2.64%	9.55%
2019	1.30%	541	121.14	65,535	3.11%	12.92%
2018	1.30%	542	107.27	58,142	3.08%	-4.46%
2017	1.30%	542	112.28	60,857	3.09%	4.68%
MFS High Income Fund: Class A (MFH)
Tax qualified spectrum
2021	1.30%	10,272	$156.94	$1,612,068	4.31%	1.86%
2020	1.30%	11,193	154.08	1,724,613	4.62%	3.07%
2019	1.30%	13,092	149.50	1,957,210	4.77%	12.94%
2018	1.30%	14,040	132.36	1,858,373	4.81%	-4.56%
2017	1.30%	15,707	138.69	2,178,417	4.76%	4.75%
Non-tax qualified spectrum
2021	1.30%	6,657	$154.56	$1,028,887	4.31%	1.86%
2020	1.30%	8,563	151.74	1,299,367	4.62%	3.07%
2019	1.30%	8,922	147.23	1,313,573	4.77%	12.94%
2018	1.30%	9,375	130.35	1,222,075	4.81%	-4.56%
2017	1.30%	9,780	136.59	1,335,818	4.76%	4.75%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum (81-225)
2021	1.30%	1,933	$156.94	$303,361	4.31%	1.86%
2020	1.30%	1,934	154.08	297,990	4.62%	3.07%
2019	1.30%	1,934	149.50	289,126	4.77%	12.94%
2018	1.30%	1,935	132.36	256,122	4.81%	-4.56%
2017	1.30%	1,935	138.69	268,367	4.76%	4.75%
MFS(R) Research Fund: Class A (MFR)
Tax qualified spectrum
2021	1.30%	7,812	$713.86	$5,576,679	0.32%	23.09%
2020	1.30%	8,392	579.95	4,866,905	0.57%	15.11%
2019	1.30%	10,017	503.84	5,046,653	0.78%	31.37%
2018	1.30%	11,620	383.52	4,456,454	0.61%	-5.73%
2017	1.30%	12,645	406.85	5,144,566	1.03%	21.75%
Non-tax qualified spectrum
2021	1.30%	4,763	$623.75	$2,970,919	0.32%	23.09%
2020	1.30%	5,573	506.74	2,824,056	0.57%	15.11%
2019	1.30%	5,891	440.21	2,593,293	0.78%	31.37%
2018	1.30%	6,060	335.10	2,030,733	0.61%	-5.73%
2017	1.30%	6,617	355.49	2,352,274	1.03%	21.75%
Non-tax qualified spectrum (81-225)
2021	1.30%	1	$705.53	$706	0.32%	23.09%
2020	1.30%	107	573.18	61,330	0.57%	15.11%
2019	1.30%	107	497.96	53,278	0.78%	31.37%
2018	1.30%	107	379.04	40,557	0.61%	-5.73%
2017	1.30%	107	402.10	43,024	1.03%	21.75%
Massachusetts Investors Growth Stock Fund: Class A (MIG)
Non-tax qualified
2021	1.00%	72	$916.77	$66,008	0.17%	24.94%
2020	1.00%	101	100.92	74,111	0.16%	21.21%
2019	1.00%	138	605.37	83,542	0.27%	38.51%
2018	1.00%	159	437.07	69,494	0.88%	-0.24%
2017	1.00%	176	438.12	77,108	0.88%	27.41%
Tax qualified spectrum
2021	1.30%	34,991	$899.33	$31,468,304	0.17%	24.56%
2020	1.30%	39,558	721.99	28,560,610	0.16%	20.84%
2019	1.30%	45,088	597.47	26,938,559	0.27%	38.09%
2018	1.30%	52,276	432.67	22,618,168	0.88%	-0.54%
2017	1.30%	58,073	435.03	25,263,646	0.88%	27.02%
Non-tax qualified spectrum
2021	1.30%	11,529	$763.12	$8,798,052	0.17%	24.56%
2020	1.30%	13,148	612.65	8,055,096	0.16%	20.84%
2019	1.30%	14,641	506.98	7,422,702	0.27%	38.09%
2018	1.30%	17,250	367.14	6,333,184	0.88%	-0.54%
2017	1.30%	18,068	369.15	6,669,753	0.88%	27.02%
Non-tax qualified spectrum (81-225)
2021	1.30%	2,598	$831.32	$2,159,782	0.17%	24.56%
2020	1.30%	2,869	667.40	1,914,774	0.16%	20.84%
2019	1.30%	3,162	552.29	1,746,341	0.27%	38.09%
2018	1.30%	3,510	399.95	1,403,835	0.88%	-0.54%
2017	1.30%	3,525	402.14	1,417,538	0.88%	27.02%
Massachusetts Investors Trust Fund: Class A (MIT)
Tax qualified spectrum
2021	1.30%	9,456	$599.63	$5,670,124	0.64%	25.17%
2020	1.30%	10,853	479.05	5,199,083	0.79%	12.64%
2019	1.30%	12,081	425.30	5,138,109	0.65%	30.20%
2018	1.30%	14,155	326.66	4,623,870	0.85%	-6.55%
2017	1.30%	16,680	349.55	5,830,440	0.97%	21.96%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum
2021	1.30%	5,860	$538.01	$3,152,764	0.64%	25.17%
2020	1.30%	6,376	429.82	2,740,526	0.79%	12.64%
2019	1.30%	7,017	381.60	2,677,692	0.65%	30.20%
2018	1.30%	7,465	293.09	2,187,935	0.85%	-6.55%
2017	1.30%	8,387	313.63	2,630,393	0.97%	21.96%
Non-tax qualified spectrum (81-225)
2021	1.30%	99	$571.59	$56,587	0.64%	25.17%
2020	1.30%	99	456.64	45,207	0.79%	12.64%
2019	1.30%	100	405.41	40,541	0.65%	30.20%
2018	1.30%	100	311.38	31,138	0.85%	-6.55%
2017	1.30%	109	333.20	36,319	0.97%	21.96%
MFS U.S. Government Money Market Fund (MMM)
Non-tax qualified
2021	1.00%	91	$42.77	$3,892	0.00%	-1.29%
2020	1.00%	91	90.98	3,931	0.17%	-1.11%
2019	1.00%	91	43.55	3,963	1.59%	0.57%
2018	1.00%	91	43.30	3,940	1.18%	0.18%
2017	1.00%	91	43.22	3,933	0.24%	-0.75%
Tax qualified spectrum
2021	1.30%	38,323	$33.81	$1,295,684	0.00%	-1.29%
2020	1.30%	52,676	34.25	1,804,193	0.17%	-1.11%
2019	1.30%	42,090	34.64	1,457,792	1.59%	0.27%
2018	1.30%	49,066	34.54	1,694,838	1.18%	-0.12%
2017	1.30%	54,084	34.58	1,870,441	0.24%	-1.05%
Non-tax qualified spectrum
2021	1.30%	21,531	$33.83	$728,459	0.00%	-1.29%
2020	1.30%	18,183	34.27	623,214	0.17%	-1.11%
2019	1.30%	20,778	34.66	720,148	1.59%	0.27%
2018	1.30%	19,493	34.57	673,795	1.18%	-0.12%
2017	1.30%	30,036	34.61	1,039,486	0.24%	-1.05%
Non-tax qualified spectrum (81-225)
2021	1.30%	1,995	$33.83	$67,463	0.00%	-1.29%
2020	1.30%	2,389	34.27	81,882	0.17%	-1.11%
2019	1.30%	2,394	34.66	82,974	1.59%	0.27%
2018	1.30%	2,676	34.57	92,499	1.18%	-0.12%
2017	1.30%	2,729	34.61	94,445	0.24%	-1.05%
MFS Income Fund - Class A (MSI)
Tax qualified spectrum
2021	1.30%	37,763	$22.49	$849,377	2.25%	-1.59%
2020	1.30%	39,846	22.86	910,745	2.72%	8.03%
2019	1.30%	40,143	21.16	849,368	3.07%	9.89%
2018	1.30%	35,982	19.26	692,837	3.00%	-3.66%
2017	1.30%	36,676	19.99	733,037	3.22%	4.31%
Non-tax qualified spectrum
2021	1.30%	15,634	$22.49	$351,645	2.25%	-1.59%
2020	1.30%	17,342	22.86	396,380	2.72%	8.03%
2019	1.30%	17,028	21.16	360,294	3.07%	9.89%
2018	1.30%	23,258	19.26	447,835	3.00%	-3.66%
2017	1.30%	22,639	19.99	452,482	3.22%	4.31%
Non-tax qualified spectrum (81-225)
2019	1.30%	4,742	21.16	100,344	3.07%	9.89%
2017	1.30%	4,897	19.99	97,867	3.22%	4.31%
MFS(R) Total Return Fund: Class A (MTR)
Tax qualified spectrum
2021	1.30%	15,371	$367.19	$5,644,048	1.37%	12.49%
2020	1.30%	15,818	326.40	5,163,062	1.90%	8.28%
2019	1.30%	20,102	301.44	6,059,567	2.00%	18.64%
2018	1.30%	24,840	254.08	6,311,441	2.06%	-7.01%
2017	1.30%	27,592	273.25	7,539,505	1.95%	10.71%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum
2021	1.30%	14,987	$355.43	$5,326,766	1.37%	12.49%
2020	1.30%	15,564	315.95	4,917,420	1.90%	8.28%
2019	1.30%	17,573	291.78	5,127,534	2.00%	18.64%
2018	1.30%	19,359	245.94	4,761,241	2.06%	-7.01%
2017	1.30%	20,115	264.50	5,320,347	1.95%	10.71%
Non-tax qualified spectrum (81-225)
2021	1.30%	141	$363.62	$51,270	1.37%	12.49%
2020	1.30%	141	323.23	45,575	1.90%	8.28%
2019	1.30%	141	298.51	42,090	2.00%	18.64%
2018	1.30%	141	251.61	35,477	2.06%	-7.01%
2017	1.30%	141	270.59	38,153	1.95%	10.71%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Tax qualified spectrum
2021	1.30%	18,415	$25.68	$472,818	0.00%	-1.30%
2020	1.30%	24,965	26.01	649,436	0.20%	-1.06%
2019	1.30%	17,596	26.29	462,643	1.80%	0.46%
2018	1.30%	17,565	26.17	459,721	1.39%	0.07%
2017	1.30%	18,377	26.16	480,659	0.49%	-0.88%
Non-tax qualified spectrum
2021	1.30%	13,138	$25.69	$337,546	0.00%	-1.30%
2020	1.30%	1,890	26.03	49,198	0.20%	-1.06%
2019	1.30%	49	26.31	1,289	1.80%	0.46%
2018	1.30%	10,184	26.19	266,714	1.39%	0.07%
2017	1.30%	9,594	26.17	251,098	0.49%	-0.88%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.